Leases - Summary of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 1,040,862	$ 150,911	¥ 953,325	¥ 475,064
Short-term lease cost	11,219	1,626	12,227	7,391
Variable Lease, Cost	14,896	2,160	8,247	0
Total	1,066,977	154,697	973,799	482,455
Cash paid for operating leases	1,046,689	151,756	1,002,511	500,458
Right-of-use assets obtained in exchange for operating lease liabilities.	¥ 393,755	$ 57,089	¥ 1,671,666	¥ 1,489,367